UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Unconstrained Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 54.5%
Consumer Discretionary 7.5%
AMC Entertainment, Inc., 8.75%, 6/1/2019		535,000	580,475
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	107,588
American Achievement Corp., 144A, 10.875%, 4/15/2016		275,000	240,625
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		465,000	508,012
Avis Budget Car Rental LLC:
8.25%, 1/15/2019 (b)		555,000	595,931
9.625%, 3/15/2018		240,000	265,500
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	401,362
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		545,000	568,844
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	70,688
8.0%, 4/15/2020		65,000	71,988
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		760,000	762,850
11.25%, 6/1/2017		1,610,000	1,742,825
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		225,000	232,313
CCO Holdings LLC:
6.5%, 4/30/2021		1,320,000	1,428,900
6.625%, 1/31/2022		465,000	505,687
7.0%, 1/15/2019		125,000	137,188
7.25%, 10/30/2017		520,000	571,350
7.375%, 6/1/2020		55,000	61,050
7.875%, 4/30/2018		220,000	240,075
8.125%, 4/30/2020		145,000	163,850
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,825,000	1,966,437
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		150,000	154,875
Clear Channel Communications, Inc., 9.0%, 3/1/2021 (b)		145,000	121,075
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020 (b)		1,290,000	1,232,875
Series A, 9.25%, 12/15/2017		80,000	86,000
Series B, 9.25%, 12/15/2017		125,000	135,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	351,812
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		275,000	266,750
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020 (b)		1,800,000	1,872,000
DIRECTV Holdings LLC, 3.8%, 3/15/2022		1,800,000	1,902,499
Discovery Communications LLC, 3.3%, 5/15/2022		480,000	499,566
DISH DBS Corp.:
6.625%, 10/1/2014		335,000	361,381
6.75%, 6/1/2021		55,000	60,156
7.125%, 2/1/2016		620,000	684,325
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		270,000	169
Gannett Co., Inc., 9.375%, 11/15/2017		240,000	270,600
Harron Communications LP, 144A, 9.125%, 4/1/2020		290,000	310,300
Hertz Corp.:
6.75%, 4/15/2019 (b)		90,000	94,500
144A, 6.75%, 4/15/2019		225,000	236,250
7.5%, 10/15/2018 (b)		905,000	976,269
Lear Corp.:
7.875%, 3/15/2018		198,000	216,563
8.125%, 3/15/2020		198,000	222,998
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		365,000	389,181
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		135,000	142,425
Limited Brands, Inc., 7.0%, 5/1/2020		120,000	133,350
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		580,000	647,425
Marriott International, Inc., 3.0%, 3/1/2019		320,000	327,614
Mattel, Inc., 5.45%, 11/1/2041		836,600	976,008
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		635,000	653,256
Mediacom LLC:
7.25%, 2/15/2022		115,000	119,600
9.125%, 8/15/2019		200,000	221,000
MGM Resorts International:
7.625%, 1/15/2017		585,000	598,894
144A, 8.625%, 2/1/2019 (b)		855,000	905,231
9.0%, 3/15/2020		460,000	512,325
10.375%, 5/15/2014		195,000	221,325
11.125%, 11/15/2017		245,000	273,787
Michaels Stores, Inc., 13.0%, 11/1/2016 (b)		82,000	87,536
National CineMedia LLC:
144A, 6.0%, 4/15/2022		225,000	232,875
7.875%, 7/15/2021		275,000	296,312
Norcraft Companies LP, 10.5%, 12/15/2015		520,000	530,400
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		430,000	449,350
Penske Automotive Group, Inc., 7.75%, 12/15/2016		590,000	610,650
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		190,000	213,275
Sabre Holdings Corp., 8.35%, 3/15/2016		335,000	324,112
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	305,900
144A, 7.804%, 10/1/2020		350,000	349,783
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		400,000	382,000
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		915,000	1,038,525
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022		105,000	110,119
Series B, 9.0%, 3/15/2018		525,000	570,281
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		195,000	195,244
Travelport LLC, 9.0%, 3/1/2016 (b)		80,000	54,600
UCI International, Inc., 8.625%, 2/15/2019		130,000	132,438
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	620,014
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		445,000	478,375
144A, 8.125%, 12/1/2017		1,155,000	1,253,175
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	62,400
144A, 7.875%, 11/1/2020		135,000	145,463
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	535,000	702,697
144A, 9.75%, 4/15/2018	EUR	445,000	594,068
Videotron Ltd., 9.125%, 4/15/2018		225,000	245,812
Visteon Corp., 6.75%, 4/15/2019		455,000	442,487
Whirlpool Corp., 4.7%, 6/1/2022		655,000	669,979
Wyndham Worldwide Corp., 5.75%, 2/1/2018		865,000	968,532
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		360,000	380,700

			39,848,024
Consumer Staples 2.2%
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	147,175
Altria Group, Inc., 9.95%, 11/10/2038		855,000	1,438,559
B&G Foods, Inc., 7.625%, 1/15/2018		200,000	216,000
Central Garden & Pet Co., 8.25%, 3/1/2018		105,000	107,625
Constellation Brands, Inc., 6.0%, 5/1/2022		100,000	110,375
Darling International, Inc., 8.5%, 12/15/2018		485,000	544,412
Del Monte Corp., 7.625%, 2/15/2019 (b)		435,000	431,738
Delhaize Group SA, 4.125%, 4/10/2019		1,285,000	1,213,993
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		105,000	109,725
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	420,650
Grupo Bimbo SAB de CV, 144A, 4.5%, 1/25/2022		1,800,000	1,960,790
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		165,000	164,373
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	265,625
NBTY, Inc., 9.0%, 10/1/2018		140,000	155,400
Pilgrim's Pride Corp., 7.875%, 12/15/2018		300,000	279,000
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	966,396
Safeway, Inc., 4.75%, 12/1/2021		798,000	777,996
Smithfield Foods, Inc.:
6.625%, 8/15/2022 (c)		520,000	539,500
7.75%, 7/1/2017		825,000	915,750
10.0%, 7/15/2014		420,000	494,550
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		175,000	150,719
TreeHouse Foods, Inc., 7.75%, 3/1/2018		265,000	286,200

			11,696,551
Energy 6.6%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		370,000	321,900
Arch Coal, Inc.:
7.0%, 6/15/2019 (b)		125,000	109,063
7.25%, 10/1/2020 (b)		110,000	95,425
7.25%, 6/15/2021 (b)		200,000	173,000
Berry Petroleum Co.:
6.75%, 11/1/2020		270,000	287,887
10.25%, 6/1/2014		235,000	263,787
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		225,000	240,188
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		245,000	239,488
6.875%, 11/15/2020 (b)		580,000	574,200
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		335,000	337,512
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		145,000	131,950
Cimarex Energy Co., 5.875%, 5/1/2022		215,000	228,975
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	652,625
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		125,000	131,250
8.5%, 12/15/2019 (b)		115,000	121,613
CONSOL Energy, Inc.:
6.375%, 3/1/2021		90,000	87,750
8.0%, 4/1/2017		425,000	449,437
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	198,188
7.375%, 10/1/2020		185,000	209,050
8.25%, 10/1/2019		85,000	96,475
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		640,000	649,600
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		110,000	107,800
8.875%, 2/15/2018		305,000	323,300
Devon Energy Corp., 3.25%, 5/15/2022		1,200,000	1,260,298
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		430,000	451,500
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		580,000	570,575
El Paso LLC, 7.25%, 6/1/2018 (b)		280,000	322,984
Energy Transfer Partners LP, 5.2%, 2/1/2022		860,000	950,330
EP Energy LLC:
144A, 6.875%, 5/1/2019		355,000	378,962
144A, 9.375%, 5/1/2020 (b)		160,000	172,200
EV Energy Partners LP, 8.0%, 4/15/2019		875,000	883,750
Frontier Oil Corp.:
6.875%, 11/15/2018		280,000	296,800
8.5%, 9/15/2016		40,000	42,000
Genesis Energy LP, 7.875%, 12/15/2018		250,000	262,500
Global Geophysical Services, Inc., 10.5%, 5/1/2017		730,000	691,675
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		320,000	325,600
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		110,000	114,950
8.25%, 3/15/2018		305,000	324,825
HollyFrontier Corp., 9.875%, 6/15/2017		450,000	498,375
IPIC GMTN Ltd., 144A, 6.875%, 11/1/2041		1,800,000	2,349,000
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		1,144,000	1,347,691
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		165,000	175,725
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	628,650
144A, 6.5%, 5/15/2019		135,000	134,663
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		415,000	424,856
144A, 6.5%, 3/15/2021		240,000	249,000
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	701,250
Noble Holding International Ltd., 3.95%, 3/15/2022		300,000	314,178
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		570,000	575,700
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		170,000	171,275
7.25%, 2/1/2019		260,000	270,400
Offshore Group Investments Ltd., 11.5%, 8/1/2015		35,000	38,500
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		1,500,000	1,252,500
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		140,000	140,000
144A, 6.25%, 11/15/2021		160,000	158,000
Petroleos de Venezuela SA:
144A, 8.5%, 11/2/2017		900,000	753,750
144A, 9.0%, 11/17/2021		900,000	670,500
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044 (b)		1,800,000	2,007,000
Phillips 66, 144A, 4.3%, 4/1/2022		1,180,000	1,291,190
Plains Exploration & Production Co.:
6.125%, 6/15/2019		245,000	253,575
6.75%, 2/1/2022		535,000	572,450
7.625%, 6/1/2018		345,000	369,150
Quicksilver Resources, Inc., 11.75%, 1/1/2016		255,000	245,438
Regency Energy Partners LP:
6.875%, 12/1/2018		205,000	219,350
9.375%, 6/1/2016		260,000	286,650
Reliance Holdings U.S.A., Inc.:
144A, 5.4%, 2/14/2022		750,000	783,498
144A, 6.25%, 10/19/2040		750,000	783,750
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	105,375
SandRidge Energy, Inc., 7.5%, 3/15/2021		140,000	142,800
SESI LLC:
6.375%, 5/1/2019		245,000	260,312
144A, 7.125%, 12/15/2021		700,000	775,250
Stone Energy Corp., 8.625%, 2/1/2017		275,000	286,000
Swift Energy Co., 7.875%, 3/1/2022		435,000	443,700
Venoco, Inc., 8.875%, 2/15/2019		615,000	565,800
Weatherford International Ltd., 4.5%, 4/15/2022		870,000	910,208
WPX Energy, Inc.:
5.25%, 1/15/2017		470,000	481,750
6.0%, 1/15/2022		345,000	351,900

			35,068,571
Financials 16.4%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		625,000	528,125
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017 (b)		490,000	496,125
African Development Bank, 5.75%, 1/25/2016	AUD	3,500,000	3,924,690
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	401,081
6.25%, 12/1/2017		570,000	616,312
8.0%, 3/15/2020		650,000	772,687
8.3%, 2/12/2015		810,000	900,112
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		1,800,000	1,944,288
American International Group, Inc.:
3.8%, 3/22/2017		530,000	550,842
Series G, 5.6%, 10/18/2016		855,000	944,118
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	116,325
7.0%, 5/20/2022		110,000	116,875
Antero Resources Finance Corp.:
7.25%, 8/1/2019		310,000	329,375
9.375%, 12/1/2017		425,000	469,625
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		513,600	539,280
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		1,300,000	1,374,750
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		1,300,000	1,366,690
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017		850,000	869,125
Bancolombia SA, 5.95%, 6/3/2021		1,800,000	1,971,000
Bank of America Corp., 5.0%, 5/13/2021		750,000	808,469
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	4,150,000	4,984,837
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		1,800,000	1,863,000
Braskem America Finance Co., 144A, 7.125%, 7/22/2041 (b)		1,800,000	1,840,500
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,085,000	1,175,869
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	239,063
CCL Finance Ltd., 144A, 9.5%, 8/15/2014		900,000	1,008,000
CIT Group, Inc.:
144A, 4.75%, 2/15/2015		1,730,000	1,799,385
5.0%, 5/15/2017		445,000	465,025
5.0%, 8/15/2022		115,000	115,000
5.25%, 3/15/2018		565,000	598,194
144A, 7.0%, 5/2/2017		785,098	789,023
Citigroup, Inc., 5.875%, 1/30/2042		355,000	408,692
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		235,000	176,250
Deutsche Telekom International Finance BV, 144A, 4.875%, 3/6/2042		1,800,000	1,903,633
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	396,900
E*TRADE Financial Corp.:
6.75%, 6/1/2016		760,000	783,750
12.5%, 11/30/2017		840,000	961,800
Export Credit Bank of Turkey, 144A, 5.375%, 11/4/2016		1,250,000	1,325,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		850,000	888,250
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		580,000	577,467
144A, 3.984%, 6/15/2016		855,000	882,413
5.875%, 8/2/2021		325,000	358,896
6.625%, 8/15/2017		350,000	400,153
7.5%, 8/1/2012		2,500,000	2,500,000
8.125%, 1/15/2020		100,000	122,300
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		230,000	246,963
144A, 5.875%, 1/31/2022		200,000	213,750
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	139,531
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	242,288
General Electric Capital Corp., 5.3%, 2/11/2021		460,000	527,121
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		1,000,000	1,092,494
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	995,373
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	218,377	161
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		95,000	97,138
8.875%, 2/1/2018		1,995,000	2,019,937
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	119,771
6.25%, 5/15/2019		290,000	304,863
8.625%, 9/15/2015		225,000	253,688
8.625%, 1/15/2022		310,000	372,951
8.75%, 3/15/2017		1,065,000	1,239,394
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022 (b)		1,800,000	1,836,000
JPMorgan Chase & Co., 4.35%, 8/15/2021		1,000,000	1,095,342
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042		2,000,000	2,210,000
Level 3 Financing, Inc.:
8.125%, 7/1/2019		435,000	457,837
8.625%, 7/15/2020 (b)		320,000	343,200
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		2,000,000	2,320,000
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		945,000	953,277
Morgan Stanley, 6.375%, 7/24/2042		900,000	904,182
MPT Operating Partnership LP (REIT):
6.375%, 2/15/2022		190,000	196,650
6.875%, 5/1/2021		310,000	329,375
Murray Street Investment Trust I, 4.647%, 3/9/2017		900,000	925,118
National Money Mart Co., 10.375%, 12/15/2016		655,000	730,325
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	172,838
144A, 5.875%, 3/15/2022		275,000	290,813
Newcrest Finance Pty Ltd., 144A, 4.45%, 11/15/2021		725,000	750,623
NII Capital Corp., 7.625%, 4/1/2021		415,000	317,475
Nuveen Investments, Inc., 10.5%, 11/15/2015		1,065,000	1,080,975
Odebrecht Finance Ltd., 144A, 5.125%, 6/26/2022		1,800,000	1,840,500
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		50,000	55,000
Petrobras International Finance Co., 5.75%, 1/20/2020		800,000	903,870
Reynolds Group Issuer, Inc.:
6.875%, 2/15/2021		585,000	623,025
7.125%, 4/15/2019		495,000	525,937
144A, 9.875%, 8/15/2019		125,000	132,500
Santander US Debt SAU, 144A, 3.724%, 1/20/2015		155,000	146,351
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		430,000	455,263
144A, 7.75%, 2/15/2017	EUR	215,000	277,763
144A, 8.5%, 2/15/2019		200,000	215,500
144A, 8.75%, 2/15/2019	EUR	100,000	131,653
Simon Property Group LP, (REIT) 4.75%, 3/15/2042		900,000	1,003,806
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		400,000	414,500
The Goldman Sachs Group, Inc., 5.75%, 1/24/2022		950,000	1,037,708
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	270,725
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		1,800,000	1,809,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		190,000	197,125
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		225,000	239,625
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		375,000	391,875
144A, 7.375%, 5/15/2020		615,000	650,362
144A, 7.625%, 4/15/2022		615,000	654,206
10.875%, 6/15/2016		145,000	163,125
Vale Overseas Ltd., 8.25%, 1/17/2034		1,250,000	1,647,342
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		675,000	755,156
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,215,000	2,436,500
Wells Fargo & Co., 3.5%, 3/8/2022		1,215,000	1,295,614
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		200,000	178,000
144A, 11.75%, 7/15/2017	EUR	375,000	384,115

			87,218,893
Health Care 2.3%
Amgen, Inc., 3.875%, 11/15/2021		500,000	546,222
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		525,000	542,719
Community Health Systems, Inc., 7.125%, 7/15/2020		415,000	434,713
Express Scripts Holding Co., 144A, 4.75%, 11/15/2021		855,000	976,163
Gilead Sciences, Inc., 5.65%, 12/1/2041		855,000	1,077,855
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		615,000	669,581
HCA, Inc.:
5.875%, 3/15/2022		275,000	295,969
6.5%, 2/15/2020		1,245,000	1,391,287
7.5%, 2/15/2022		935,000	1,049,537
7.875%, 2/15/2020		2,020,000	2,272,500
8.5%, 4/15/2019		200,000	225,375
9.875%, 2/15/2017		484,000	525,140
Hologic, Inc., 144A, 6.25%, 8/1/2020 (c)		210,000	222,075
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	108,063
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		320,000	344,800
STHI Holding Corp., 144A, 8.0%, 3/15/2018		355,000	376,300
Tenet Healthcare Corp., 6.25%, 11/1/2018		660,000	711,975
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		415,000	448,719

			12,218,993
Industrials 4.5%
Accuride Corp., 9.5%, 8/1/2018 (b)		400,000	403,500
ADT Corp., 144A, 3.5%, 7/15/2022		820,000	846,456
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	540,600
Air Lease Corp., 144A, 5.625%, 4/1/2017		470,000	468,237
ARAMARK Corp., 8.5%, 2/1/2015		365,000	373,672
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		110,000	112,476
Armored Autogroup, Inc., 144A, 9.5%, 11/1/2018		620,000	552,575
BAA Funding Ltd., 144A, 2.5%, 6/25/2015		605,000	616,715
BE Aerospace, Inc., 6.875%, 10/1/2020		180,000	199,800
Belden, Inc.:
7.0%, 3/15/2017		195,000	202,069
9.25%, 6/15/2019		235,000	258,500
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)		320,000	321,600
144A, 7.75%, 3/15/2020		260,000	292,175
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	224,700
Casella Waste Systems, Inc., 7.75%, 2/15/2019 (b)		610,000	605,425
Cenveo Corp., 8.875%, 2/1/2018		575,000	500,250
CHC Helicopter SA, 9.25%, 10/15/2020		565,000	576,300
Clean Harbors, Inc., 144A, 5.25%, 8/1/2020		255,000	262,969
Ducommun, Inc., 9.75%, 7/15/2018		375,000	388,125
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	407,400
Florida East Coast Railway Corp., 8.125%, 2/1/2017		235,000	247,338
FTI Consulting, Inc., 6.75%, 10/1/2020		825,000	866,250
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	368,813
H&E Equipment Services, Inc., 8.375%, 7/15/2016		645,000	665,156
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		300,000	319,500
7.125%, 3/15/2021		60,000	64,425
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	318,750
JSC Georgian Railway, 144A, 7.75%, 7/11/2022		1,300,000	1,346,267
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		595,000	664,912
Masco Corp., 7.125%, 3/15/2020		855,000	955,112
Meritor, Inc.:
8.125%, 9/15/2015 (b)		305,000	313,006
10.625%, 3/15/2018 (b)		340,000	354,025
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		805,000	696,325
144A, 8.875%, 11/1/2017		240,000	240,000
Navios South American Logistics, Inc., 9.25%, 4/15/2019		310,000	283,650
Nortek, Inc., 8.5%, 4/15/2021 (b)		750,000	772,500
Owens Corning, Inc., 9.0%, 6/15/2019		833,000	1,055,632
Ply Gem Industries, Inc., 13.125%, 7/15/2014		165,000	169,950
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		675,000	744,187
Sitel LLC, 11.5%, 4/1/2018		520,000	384,800
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	277,950
7.5%, 10/1/2017		175,000	189,875
Titan International, Inc., 7.875%, 10/1/2017		935,000	967,725
TransDigm, Inc., 7.75%, 12/15/2018 (b)		390,000	434,850
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		800,000	840,762
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022		1,800,000	1,827,000
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	193,000

			23,715,304
Information Technology 1.8%
Aspect Software, Inc., 10.625%, 5/15/2017		345,000	367,425
Avaya, Inc., 144A, 7.0%, 4/1/2019		875,000	788,594
CDW LLC, 8.5%, 4/1/2019		295,000	312,700
CommScope, Inc., 144A, 8.25%, 1/15/2019		510,000	533,587
Corning, Inc., 4.75%, 3/15/2042		800,000	878,449
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	322,000
Equinix, Inc.:
7.0%, 7/15/2021		255,000	283,687
8.125%, 3/1/2018		825,000	913,687
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		115,000	121,325
7.625%, 7/15/2017		100,000	110,500
144A, 7.625%, 7/15/2017		55,000	60,500
First Data Corp.:
144A, 7.375%, 6/15/2019		265,000	276,594
144A, 8.875%, 8/15/2020		485,000	531,075
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,145,000	1,225,150
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		240,000	258,000
7.625%, 6/15/2021 (b)		245,000	270,725
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	166,931
MasTec, Inc., 7.625%, 2/1/2017		270,000	280,463
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019 (b)		265,000	263,675
Seagate HDD Cayman, 7.0%, 11/1/2021		75,000	81,469
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		310,000	323,175
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,035,000	1,059,581
ViaSat, Inc., 144A, 6.875%, 6/15/2020		55,000	56,788

			9,486,080
Materials 6.1%
Aleris International, Inc., 7.625%, 2/15/2018		235,000	244,400
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		900,000	923,719
APERAM:
144A, 7.375%, 4/1/2016		225,000	196,875
144A, 7.75%, 4/1/2018		270,000	222,750
Appleton Papers, Inc., 11.25%, 12/15/2015		111,000	110,723
ArcelorMittal, 6.25%, 2/25/2022		800,000	801,670
Ball Corp.:
7.125%, 9/1/2016		135,000	146,644
7.375%, 9/1/2019		135,000	149,850
Berry Plastics Corp., 8.25%, 11/15/2015 (b)		540,000	571,050
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	205,000	244,665
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		269,981	276,056
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/2022		800,000	840,118
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		925,000	832,500
China Oriental Group Co., Ltd.:
144A, 7.0%, 11/17/2017		900,000	715,500
144A, 8.0%, 8/18/2015		400,000	362,000
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	413,875
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	254,388
Corp Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022		1,800,000	1,793,839
Crown Americas LLC:
6.25%, 2/1/2021		55,000	60,775
7.625%, 5/15/2017		230,000	249,550
CSN Resources SA, 144A, 6.5%, 7/21/2020		400,000	433,000
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,320,000	1,280,400
144A, 9.875%, 6/15/2015		520,000	426,400
Evraz Group SA, 144A, 7.4%, 4/24/2017		800,000	796,720
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	240,100
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		335,000	334,163
144A, 6.875%, 4/1/2022 (b)		240,000	239,400
144A, 7.0%, 11/1/2015 (b)		425,000	435,625
144A, 8.25%, 11/1/2019		290,000	305,225
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	807,610
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		468,054	436,226
10.0%, 3/31/2015		460,160	455,282
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	77,700
9.5%, 6/15/2017		630,000	695,362
Greif, Inc., 7.75%, 8/1/2019		995,000	1,134,300
Huntsman International LLC:
8.625%, 3/15/2020		360,000	410,400
8.625%, 3/15/2021 (b)		140,000	161,000
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		300,000	316,500
International Paper Co., 7.95%, 6/15/2018		855,000	1,097,154
JMC Steel Group, 144A, 8.25%, 3/15/2018		360,000	360,900
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		280,000	291,200
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	698,625
Koppers, Inc., 7.875%, 12/1/2019		365,000	397,850
Kraton Polymers LLC, 6.75%, 3/1/2019		220,000	229,350
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016 (b)		360,000	371,700
LyondellBasell Industries NV:
5.0%, 4/15/2019		350,000	379,750
6.0%, 11/15/2021		110,000	126,500
Molycorp, Inc., 144A, 10.0%, 6/1/2020		435,000	408,900
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	390,000	346,696
Novelis, Inc.:
8.375%, 12/15/2017		930,000	1,018,350
8.75%, 12/15/2020		545,000	604,950
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	172,748
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		418,000	471,295
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	586,912
Polymer Group, Inc., 7.75%, 2/1/2019		315,000	338,625
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		285,000	291,413
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		175,000	196,438
144A, 8.375%, 9/15/2021		175,000	199,500
Teck Resources Ltd., 3.75%, 2/1/2023 (c)		1,360,000	1,348,371
United States Steel Corp., 7.375%, 4/1/2020 (b)		445,000	438,325
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	849,275
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,800,000	1,939,500
Vulcan Materials Co., 6.5%, 12/1/2016		630,000	667,800
Wolverine Tube, Inc., 6.0%, 6/28/2014		67,085	65,676

			32,294,163
Telecommunication Services 4.7%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		1,555,000	1,685,231
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	608,063
8.375%, 10/15/2020		1,030,000	1,073,775
8.75%, 3/15/2018 (b)		735,000	718,462
CPI International, Inc., 8.0%, 2/15/2018		270,000	253,800
Cricket Communications, Inc.:
7.75%, 10/15/2020		1,840,000	1,757,200
10.0%, 7/15/2015		430,000	449,350
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	616,203
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		480,000	512,400
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	195,000
144A, 8.25%, 9/1/2017		1,525,000	1,597,437
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	297,097	110
Frontier Communications Corp.:
7.875%, 4/15/2015		40,000	44,200
8.25%, 4/15/2017		375,000	410,625
8.5%, 4/15/2020 (b)		500,000	541,250
8.75%, 4/15/2022		65,000	69,550
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		695,000	741,912
7.5%, 4/1/2021		905,000	968,350
8.5%, 11/1/2019		620,000	689,750
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,375,000	1,430,000
11.5%, 2/4/2017 (PIK)		1,804,687	1,876,874
iPCS, Inc., 2.591% **, 5/1/2013		110,000	109,175
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (c)		60,000	61,050
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		390,000	393,900
7.875%, 9/1/2018 (b)		445,000	471,700
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		570,000	574,275
Pacnet Ltd., 144A, 9.25%, 11/9/2015		230,000	223,675
Qwest Communications International, Inc.:
7.125%, 4/1/2018		295,000	313,806
8.0%, 10/1/2015		655,000	688,569
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		123,000	130,872
8.25%, 8/15/2019		75,000	83,438
Sprint Nextel Corp.:
6.0%, 12/1/2016		1,565,000	1,584,562
8.375%, 8/15/2017 (b)		320,000	349,600
144A, 9.125%, 3/1/2017		320,000	356,000
Syniverse Holdings, Inc., 9.125%, 1/15/2019		140,000	152,950
Telesat Canada, 144A, 6.0%, 5/15/2017		280,000	289,800
West Corp.:
7.875%, 1/15/2019		160,000	170,600
8.625%, 10/1/2018		75,000	82,031
Windstream Corp.:
7.0%, 3/15/2019		255,000	259,463
7.5%, 4/1/2023		345,000	358,800
7.75%, 10/15/2020		190,000	202,350
7.875%, 11/1/2017		1,255,000	1,378,931
8.125%, 9/1/2018		435,000	464,363
Zayo Group LLC, 144A, 8.125%, 1/1/2020		105,000	111,038

			25,050,490
Utilities 2.4%
AES Corp., 8.0%, 6/1/2020		930,000	1,092,750
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	539,562
144A, 7.875%, 7/31/2020		340,000	383,350
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		800,000	898,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,195,000	594,512
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	880,650
144A, 7.25%, 4/1/2016		205,000	228,575
Korea Gas Corp., 144A, 6.25%, 1/20/2042		1,800,000	2,394,256
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,227,500
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		1,795,000	1,862,312
7.625%, 1/15/2018		215,000	228,975
8.25%, 9/1/2020		75,000	80,813
Oncor Electric Delivery Co., LLC, 144A, 4.1%, 6/1/2022		770,000	818,642
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		295,000	92,188
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,344,195

			12,666,280

Total Corporate Bonds (Cost $276,931,287)			289,263,349
Mortgage-Backed Securities Pass-Throughs 5.1%
Government National Mortgage Association:
3.0%, 2/1/2042 (c)		4,965,000	5,241,129
3.5%, 9/1/2041 (c)		20,000,000	21,676,563

Total Mortgage-Backed Securities Pass-Throughs (Cost $26,750,338)			26,917,692
Asset-Backed 0.9%
Home Equity Loans 0.4%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		367,786	366,663
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		1,200,000	1,211,515
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.389% **, 1/15/2037		686,308	528,907

			2,107,085
Miscellaneous 0.5%
Arch Bay Asset-Backed Securities, "M", Series 2010-2, 144A, 5.0%, 4/25/2057		2,460,529	2,447,968

Total Asset-Backed (Cost $4,389,023)			4,555,053
Commercial Mortgage-Backed Securities 2.5%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.999% **, 11/15/2015		3,170,031	3,027,348
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.303% **, 12/15/2035		1,710,000	1,709,104
Greenwich Capital Commercial Funding Corp., "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,714,451
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2022		1,405,000	1,444,521
"A4", Series 2006-LDP7, 6.061% **, 4/15/2045		860,000	984,690
LB-UBS Commercial Mortgage Trust:
"E", Series 2005-C2, 5.314% **, 4/15/2040		1,700,000	647,573
"A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,901,138
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.266% **, 12/15/2044		860,000	964,070

Total Commercial Mortgage-Backed Securities (Cost $13,573,206)			13,392,895
Collateralized Mortgage Obligations 4.2%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.966% **, 2/25/2034		690,528	647,433
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.335% **, 12/25/2035		2,066,276	2,035,838
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		435,141	317,105
Countrywide Home Loans:
"A16", Series 2005-21, 5.0%, 10/25/2035		435,219	434,443
"2A5", Series 2004-13, 5.75%, 8/25/2034		1,318,694	1,215,183
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		5,788,393	509,381
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		1,208,059	64,500
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		5,490,195	701,928
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		657,519	65,609
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		1,205,263	125,809
"A", Series 172, Interest Only, 6.5%, 1/1/2024		1,054,436	163,286
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		1,587,118	205,040
"HS", Series 2009-87, Interest Only, 5.904% ***, 11/25/2039		7,622,177	1,168,022
"JS", Series 2004-59, Interest Only, 6.854% ***, 4/25/2023		2,568,584	110,645
Government National Mortgage Association:
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		4,060,307	189,227
"XA", Series 2009-118, 5.0%, 12/20/2039		137,587	137,646
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		585,213	17,891
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		4,811,458	694,364
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		5,908,423	846,527
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		3,382,910	504,700
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 5.401% **, 4/25/2036		2,432,949	1,964,057
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		355,850	360,698
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.784% **, 10/25/2033		1,074,621	1,020,461
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 1.986% **, 10/25/2035		1,602,628	1,509,769
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		551,540	550,397
Vericrest Opportunity Loan Transferee:
"A2", Series 2012-NL1A, 144A, 8.112%, 3/25/2049		1,000,000	1,004,867
"A2", Series 2011-NL1A, 144A, 9.077%, 12/26/2050		1,700,000	1,701,566
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.455% **, 10/25/2035		320,747	311,961
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.615% **, 12/25/2034		1,008,479	988,679
"2A16", Series 2005-AR10, 2.616% **, 6/25/2035		1,605,109	1,569,548
"A3", Series 2005-4, 5.0%, 4/25/2035		98,778	98,775
"B1", Series 2004-1, 5.5%, 2/25/2034		1,304,223	1,216,498

Total Collateralized Mortgage Obligations (Cost $21,915,460)			22,451,853
Government & Agency Obligations 15.9%
Other Government Related (d) 0.6%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.712% **, 12/26/2012		1,158,000	1,160,653
Penerbangan Malaysia Bhd., 144A, 5.625%, 3/15/2016		1,800,000	2,016,686

			3,177,339
Sovereign Bonds 6.7%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	691,861
Government of Canada, 0.75%, 5/1/2014	CAD	8,000,000	7,930,438
Republic of Argentina, 7.0%, 10/3/2015		900,000	748,850
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	466	95
Republic of Belarus, REG S, 8.75%, 8/3/2015		855,000	837,900
Republic of Croatia, 144A, 6.25%, 4/27/2017		2,600,000	2,687,880
Republic of Hungary, 4.75%, 2/3/2015		650,000	641,875
Republic of Indonesia, 144A, 5.25%, 1/17/2042		2,000,000	2,255,000
Republic of Latvia, 144A, 5.25%, 2/22/2017		300,000	315,000
Republic of Lithuania, 144A, 6.125%, 3/9/2021		1,300,000	1,486,940
Republic of Peru, 5.625%, 11/18/2050		900,000	1,185,750
Republic of Poland, 5.0%, 3/23/2022		1,000,000	1,145,000
Republic of Serbia, REG S, 6.75%, 11/1/2024		1,500,000	1,425,000
Republic of South Africa, 4.665%, 1/17/2024		1,000,000	1,127,500
Republic of Sri Lanka, 144A, 5.875%, 7/25/2022		1,000,000	1,012,500
Republic of Turkey, 6.0%, 1/14/2041		1,700,000	1,963,500
Republic of Uruguay, 7.625%, 3/21/2036		605,000	931,700
Republic of Venezuela, 7.65%, 4/21/2025		2,420,000	1,727,880
Russian Federation:
144A, 3.25%, 4/4/2017		800,000	828,320
144A, 5.625%, 4/4/2042		1,000,000	1,185,000
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016		1,000,000	917,270
United Mexican States:
4.75%, 3/8/2044		800,000	924,000
Series M, 6.5%, 6/10/2021	MXN	25,000,000	2,065,333
Vnesheconombank, 144A, 6.025%, 7/5/2022		1,500,000	1,631,250

			35,665,842
U.S. Treasury Obligations 8.6%
U.S. Treasury Bills:
0.13% ****, 9/6/2012		75,000	74,995
0.13% ****, 9/6/2012 (e)		1,631,000	1,630,886
U.S. Treasury Bond, 4.75%, 2/15/2037		2,000,000	2,873,438
U.S. Treasury Notes:
0.75%, 6/15/2014		5,000,000	5,048,830
0.875%, 12/31/2016		3,000,000	3,046,875
1.5%, 7/31/2016		20,050,000	20,883,318
1.75%, 5/15/2022		5,000,000	5,117,970
2.0%, 11/15/2021		4,940,700	5,195,452
2.0%, 2/15/2022		450,000	472,149
2.125%, 8/15/2021		1,245,000	1,326,313

			45,670,226

Total Government & Agency Obligations (Cost $81,756,715)			84,513,407
Loan Participations and Assignments 3.5%
Senior Loans ** 2.0%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015		48,925	22,750
Charter Communications Operating LLC, Term Loan C, 3.5%, 9/6/2016		910,531	908,701
Clear Channel Communication, Inc., Term Loan B, 3.896%, 1/28/2016		299,668	228,185
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		345,000	348,667
Dunkin' Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		409,467	407,354
First Data Corp., Term Loan B2, LIBOR plus 3.0%, 9/24/2014		3,050,000	2,971,844
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		2,475,000	2,476,374
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		2,731,922	2,745,595
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		365,375	266,267

			10,375,737
Sovereign Loans 1.5%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,307,812
Gazprom OAO, 144A, 4.95%, 7/19/2022		1,550,000	1,610,450
OAO Novatek, 144A, 5.326%, 2/3/2016		800,000	846,976
Russian Railways, 5.739%, 4/3/2017		855,000	936,841
Vimpel Communications, 144A, 7.748%, 2/2/2021		800,000	796,000
Vnesheconombank, 144A, 5.375%, 2/13/2017		1,800,000	1,904,814
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		800,000	834,000

			8,236,893

Total Loan Participations and Assignments (Cost $18,324,668)			18,612,630
Municipal Bonds and Notes 1.1%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	1,024,461
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	2,025,125
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	955,830
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,842,472

Total Municipal Bonds and Notes (Cost $4,934,407)			5,847,888
Convertible Bonds 0.1%
Consumer Discretionary
Group 1 Automotive, Inc., 3.0%, 3/15/2020		350,000	550,375
Sonic Automotive, Inc., 5.0%, 10/1/2029		155,000	235,988

Total Convertible Bonds (Cost $505,388)			786,363
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $351,637)		530,000	434,600

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (f) (Cost $14,000)	14	13,546

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,766	0
Postmedia Network Canada Corp.*	4,746	4,189
Trump Entertainment Resorts, Inc.*	23	0
Vertis Holdings, Inc.*	226	2

		4,191
Industrials 0.0%
Congoleum Corp.*	9,600	0
Quad Graphics, Inc.	24	369

		369
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	0
GEO Specialty Chemicals, Inc. 144A*	966	0
Wolverine Tube, Inc.*	2,973	58,895

		58,895

Total Common Stocks (Cost $261,261)		63,455
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	574	98
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	315	3,223

Total Warrants (Cost $70,220)		3,321

	Shares	Value ($)
Exchange-Traded Fund 0.5%
SPDR Barclays Capital Convertible Securities (Cost $2,786,157)	70,146	2,655,728

	Shares	Value ($)
Open-End Investment Company 2.0%
DWS Floating Rate Fund "Institutional" (g) (Cost $9,369,097)	1,128,472	10,460,935

	Contracts	Value ($)
Call Options Purchased 0.2%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Option Expiration Date 8/24/2012, Strike Price $134.0	19	20,485

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.2%
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	9,300,000	286,521
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	8,900,000	261,827
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	8,900,000	247,087
Fixed Rate - 4.19% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,400,000	251,690
Fixed Rate - 4.32% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,100,000	226,922

		1,274,047

Total Call Options Purchased (Cost $2,148,604)		1,294,532

	Contracts	Value ($)
Put Options Purchased 0.2%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Option Expiration Date 8/24/2012, Strike Price $133.0	70	13,125

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.2%
Fixed Rate - 2.19% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,400,000	393,166
Fixed Rate - 2.32% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,100,000	427,680

		820,846

Total Put Options Purchased (Cost $694,602)		833,971

	Shares	Value ($)
Securities Lending Collateral 3.6%
Daily Assets Fund Institutional, 0.25% (h) (i) (Cost $18,974,170)	18,974,170	18,974,170
Cash Equivalents 13.6%
Central Cash Management Fund, 0.14% (h) (Cost $72,395,163)	72,395,163	72,395,163

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $556,145,403) †	108.0	573,470,551
Other Assets and Liabilities, Net	(8.0)	(42,342,692)

Net Assets	100.0	531,127,859

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Buffets, Inc. *	LIBOR plus 9.25%	4/22/2015	48,925	USD	47,398	22,750
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,097	EUR	404,439	110
Fontainebleau Las Vegas Holdings LLC*	11.00%	6/15/2015	270,000	USD	272,475	169
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	218,377	EUR	62,954	161
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	365,375	USD	365,286	266,267
					1,152,552	289,457

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

***	These securities are shown at their current rate as of July 31, 2012.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $557,533,151.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $15,937,400.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,997,605 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,060,205.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $18,213,372, which is 3.4% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	14,000	13,546	.003

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At July 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	9/17/2012	12	1,585,225	4,922
10 Year Canadian Government Bond	CAD	9/19/2012	100	13,854,515	63,300
Federal Republic of Germany Euro-Bond	EUR	9/6/2012	221	39,311,235	491,538
Federal Republic of Germany Euro-Schatz	EUR	9/6/2012	98	13,377,656	25,553
United Kingdom Long Gilt Bond	GBP	9/26/2012	150	28,663,439	577,194
Total unrealized appreciation					1,162,507

At July 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	9/19/2012	64	8,866,889	(43,434)
10 Year Japanese Government Bond	JPY	9/10/2012	2	3,686,656	(6,943)
10 Year U.S. Treasury Note	USD	9/19/2012	146	19,659,813	(115,475)
2 Year U.S. Treasury Note	USD	9/28/2012	148	32,650,188	(46,546)
Total unrealized depreciation					(212,398)

At July 31, 2012, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (j)

Call Options

10 Year U.S. Treasury Note Future	19	8/24/2012	136.0	2,333	(3,562)

(j)	Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2012 was $1,229.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (k)

Call Options
Fixed - 3.19% - Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	2/1/2017	338,400	(222,843)
Fixed - 3.32% - Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	2/1/2017	329,102	(199,986)
Fixed - 4.083% - Floating - LIBOR	5/11/2016 5/11/2026	9,300,000	5/9/2016	316,200	(210,231)
Fixed - 4.135% - Floating - LIBOR	4/27/2016 4/27/2026	8,900,000	4/25/2016	329,300	(191,976)
Fixed - 4.22% - Floating - LIBOR	4/22/2016 4/22/2026	8,900,000	4/20/2016	317,285	(181,485)
Total Call Options				1,630,287	(1,006,521)

Put Options
Fixed - 1.9% - Floating - LIBOR	4/24/2013 4/24/2023	8,900,000	4/22/2013	121,930	(280,777)
Fixed - 2.07% - Floating - LIBOR	5/10/2013 5/10/2043	9,300,000	5/8/2013	148,800	(317,522)
Fixed - 2.09% - Floating - LIBOR	4/25/2013 4/25/2043	8,900,000	4/23/2013	167,320	(305,701)
Fixed - 3.19% - Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	2/1/2017	338,400	(423,804)
Fixed - 3.32% - Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	2/1/2017	329,102	(444,969)
Total Put Options				1,105,552	(1,772,773)

Total				2,735,839	(2,779,294)

(k)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2012 was $43,455.
At July 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (l)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	1,710,0001	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA+	6,763	(43,280)	50,043
12/20/2011 3/20/2017	390,0002	5.0%	CIT Group, Inc., 5.50%, 2/15/2019, BB-	33,507	15,241	18,266
6/21/2010 9/20/2013	400,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	19,252	4,903	14,349
6/21/2010 9/20/2015	560,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	46,327	(9,983)	56,310
12/20/2010 3/20/2016	1,710,0005	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB	(19,968)	(577)	(19,391)
3/21/2011 6/20/2016	740,0001	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	29,668	21,530	8,138
Total net unrealized appreciation					127,715

(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At July 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	6,500,0006	Floating — LIBOR	Fixed — 0.515%	4,806	(329)	5,135
7/16/2013 7/16/2023	20,400,0006	Fixed — 1.858%	Floating — LIBOR	(892)	9,639	(10,531)
7/16/2013 7/16/2018	300,0006	Floating — LIBOR	Fixed — 1.148%	702	(66)	768
4/13/2012 4/13/2016	8,500,0007	Floating — LIBOR	Fixed — 1.22%	231,812	—	231,812
7/16/2013 7/16/2033	1,700,0006	Floating — LIBOR	Fixed — 2.322%	(4,954)	694	(5,648)
7/16/2013 7/16/2043	1,500,0006	Floating — LIBOR	Fixed — 2.424%	(8,049)	2,134	(10,183)
Total net unrealized appreciation					211,353

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Credit Suisse
3	Citibank, Inc.
4	Bank of America
5	Morgan Stanley
6	Nomura International PLC
7	BNP Paribas

As of July 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	9,532,082	JPY	755,000,000	8/2/2012	132,129	Nomura International PLC
USD	4,990,814	TRY	9,100,000	8/2/2012	77,409	UBS AG
EUR	2,759,000	USD	3,477,889	8/2/2012	83,133	Citigroup, Inc.
EUR	6,000,000	USD	7,595,976	8/2/2012	213,398	UBS AG
TRY	9,100,000	USD	5,072,481	8/2/2012	4,258	UBS AG
USD	4,997,352	MXN	67,000,000	8/3/2012	39,257	Bank of America
USD	5,165,735	AUD	5,000,000	8/13/2012	81,865	Nomura International PLC
USD	328,980	GBP	210,000	8/22/2012	401	UBS AG
USD	5,393,318	NZD	6,750,000	8/22/2012	76,425	UBS AG
USD	1,249,514	NOK	7,620,000	8/22/2012	15,134	UBS AG
USD	876,327	CHF	870,000	8/22/2012	16,052	UBS AG
USD	579,117	SEK	4,050,000	8/22/2012	17,068	UBS AG
USD	429,891	AUD	420,000	8/22/2012	11,199	UBS AG
USD	890,091	JPY	69,590,000	8/22/2012	1,125	UBS AG
USD	3,549,220	CAD	3,610,000	8/22/2012	54,019	UBS AG
USD	2,623,964	EUR	2,170,000	8/22/2012	48,874	UBS AG
EUR	4,300,000	PLN	18,135,813	8/27/2012	116,735	BNP Paribas
USD	5,179,457	MXN	71,000,000	8/27/2012	144,718	Barclays Bank PLC
AUD	2,500,000	USD	2,624,105	9/4/2012	5,696	Nomura International PLC
EUR	4,150,000	USD	5,116,328	10/10/2012	5,659	UBS AG
Total unrealized appreciation					1,144,554

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	755,000,000	USD	9,430,694	8/2/2012	(233,518)	Nomura International PLC
USD	7,551,510	EUR	6,000,000	8/2/2012	(168,932)	UBS AG
EUR	22,500	USD	27,664	8/2/2012	(20)	JPMorgan Chase Securities, Inc.
MXN	67,000,000	USD	4,950,605	8/3/2012	(86,005)	Nomura International PLC
EUR	4,200,000	USD	5,158,902	8/13/2012	(9,596)	Morgan Stanley
AUD	5,000,000	USD	5,076,075	8/13/2012	(171,525)	Bank of America
EUR	4,200,000	USD	5,137,524	8/13/2012	(30,974)	BNP Paribas
JPY	347,350,000	USD	4,423,263	8/22/2012	(25,132)	UBS AG
EUR	2,300,000	USD	2,807,047	8/22/2012	(25,915)	UBS AG
SEK	8,310,000	USD	1,198,520	8/22/2012	(24,765)	UBS AG
AUD	2,950,000	USD	3,057,640	8/22/2012	(40,492)	UBS AG
CHF	390,000	USD	396,290	8/22/2012	(3,742)	UBS AG
NZD	2,060,000	USD	1,623,156	8/22/2012	(46,128)	UBS AG
GBP	50,000	USD	77,495	8/22/2012	(929)	UBS AG
MXN	71,000,000	USD	5,252,062	8/27/2012	(72,113)	Bank of America
PLN	265,013	USD	78,623	8/27/2012	(420)	Morgan Stanley
PLN	17,870,800	EUR	4,300,000	8/27/2012	(37,692)	Barclays Bank PLC
USD	5,046,181	TRY	9,100,000	9/4/2012	(6,372)	UBS AG
AUD	3,605,000	USD	3,657,128	10/10/2012	(106,871)	Morgan Stanley
CAD	8,000,000	USD	7,817,126	10/10/2012	(147,934)	BNP Paribas
JPY	410,000,000	USD	5,208,452	10/22/2012	(44,520)	Nomura International PLC
Total unrealized depreciation					(1,283,595)

Currency Abbreviations

ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	PLN	Polish Zloty
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(n)
Corporate Bonds	$—	$288,306,165	$957,184	$289,263,349
Mortgage-Backed Securities Pass-Throughs	—	26,917,692	—	26,917,692
Asset-Backed	—	4,555,053	—	4,555,053
Commercial Mortgage-Backed Securities	—	13,392,895	—	13,392,895
Collateralized Mortgage Obligations	—	22,451,853	—	22,451,853
Government & Agency Obligations	—	84,513,407	—	84,513,407
Loan Participations and Assignments	—	18,612,630	—	18,612,630
Municipal Bonds and Notes	—	5,847,888	—	5,847,888
Convertible Bonds	—	786,363	—	786,363
Preferred Security	—	434,600	—	434,600
Other Investments	—	—	13,546	13,546
Common Stocks(n)	4,558	0	58,897	63,455
Warrants(n)	—	—	3,321	3,321
Exchange- Traded Fund	2,655,728	—	—	2,655,728
Open-End Investment Company	10,460,935	—	—	10,460,935
Short-Term Investments(n)	91,369,333	—	—	91,369,333
Derivatives(o)	1,196,117	3,624,268	—	4,820,385
Total	$105,686,671	$469,442,814	$1,032,948	$576,162,433

Liabilities
Derivatives(o)	$(215,960)	$(4,108,642)	$—	$(4,324,602)
Total	$(215,960)	$(4,108,642)	$—	$(4,324,602)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$127,715	$—	$—
Foreign Exchange Contracts	$—	$—	$(139,041)	$—
Interest Rate Contracts	$950,109	$211,353	$—	$(759,387)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012